Vessels, net and Vessel held for sale (Tables)	6 Months Ended
Jun. 30, 2024
Vessels, net and Vessel held for sale [Abstract]
Vessels, Net
The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	$83,144	$(12,044)	$71,100
- Transfer to Vessel held for sale	(22,024)	3,164	(18,860)
- Depreciation for the period	-	(2,788)	(2,788)
Balance, June 30, 2024	$61,120	$(11,668)	$49,452